Financial structure and financial costs - Hedging instruments and hedged items by strategy (Details) $ in Millions	Dec. 31, 2019 USD ($)
Bonds | Interest Rate Swap | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	8,012
Carrying amount of hedging instruments assets	$ 270
Carrying amount of hedging instruments liabilities	(75)
Carrying amount of hedged items liabilities	(7,450)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ (795)
Bonds | Interest Rate Swap | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	12,782
Carrying amount of hedging instruments assets	$ 25
Carrying amount of hedging instruments liabilities	$ (527)
Bonds | Cross Currency Swaps | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	14,357
Carrying amount of hedging instruments assets	$ 124
Carrying amount of hedging instruments liabilities	(1,011)
Carrying amount of hedged items liabilities	(14,357)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 1,290
Bonds | Cross Currency Swaps | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	12,604
Carrying amount of hedging instruments assets	$ 19
Carrying amount of hedging instruments liabilities	(431)
End of hedging (before 2018) | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ (71)